Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of lease costs, lease term and discount rate
Six Months Ended
June 30, 2020
(unaudited)
Operating lease cost:
Vehicles	173
Facilities rent	176
319
Remaining Lease Term
Vehicles	0.01-2.67 years
Facilities rent	0.83-6.26 years

Weighted Average Discount Rate
Vehicles	3.36%
Facilities rent	3.36%

Schedule of maturities of operating lease liabilities

June 30, 2020
(unaudited)
Period:
The remainder of 2020	282
2021	355
2022	203
2023	116
2024	104
2025	94
2026	39
Total operating lease payments	1,193
Less: imputed interest	61
Present value of lease liabilities	1,132